Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Schedule of Fair Value Hierarchy of Valuation Techniques

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted	Significant	Significant
	Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Mutual funds	$275,000,000	$—	$—
Liabilities:
Derivative warrant liabilities	$—	—	$16,905,000

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2021
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$275,033,543	$—	$—
Liabilities:
Derivative warrant liabilities	$14,300,000	$—	$16,585,000

December 31, 2020
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$275,000,000	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$16,905,000

Schedule of Level 3 fair value measurements input

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of	As of
	December	December
	11, 2020	31, 2020
	Public and Private	Public and Private
Volatility	14.23%-25%	14.23%-25%
Stock price	$10.41-$10.56	$10.41-$10.56
Expected life of the options to convert	5.75	5.72
Risk-free rate	0.47%	0.47%
Dividend yield	0.0%	0.0%

Schedule of fair value of the derivative warrant liabilities

The change in the fair value of the derivative warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Derivative warrant liabilities at September 18, 2020 (inception)	$—
Issuance of Public and Private Warrants	15,783,330
Change in fair value of derivative warrant liabilities	1,121,670
Derivative warrant liabilities at December 31, 2020	$16,905,000

The change in the fair value of the Private Placement derivative warrant liabilities for the three and six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$16,905,000
Transfer of Public Warrants to Level 1	(8,690,000)
Change in fair value of derivative warrant liabilities	(361,670)
Derivative warrant liabilities at March 31, 2021	$7,853,330
Change in fair value of derivative warrant liabilities	8,731,670
Derivative warrant liabilities at June 30, 2021	$16,585,000

Schedule of Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs utilized to measure the fair value of the Private Placement Warrants at the measurement dates and as of December 31, 2020, March 31, 2021 and June 30, 2021:

	As of June 30,	As of March 31,	As of December 31,
	2021	2021	2020
Unit price	$10.00	$10.00	$10.00
Volatility	40.5%	21.0%	14% - 23%
Stock price	$9.99	$9.92	$10.41 - $10.56
Expected life of the options to convert	5.08	5.25	5.72
Risk-free rate	0.88%	0.98%	0.46%
Dividend yield	0.0%	0.0%	0.0%

A Place For Rover INC
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Schedule of Fair Value Hierarchy of Valuation Techniques

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$15,088	$—	$—	$15,088
Investments:
Commercial paper	—	6,032	—	6,032
Corporate securities	—	19,323	—	19,323
Asset-backed securities	—	660	—	660
Certificate of deposits	—	10,118	—	10,118
Total	$15,088	$36,133	$—	$51,221

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total	$37,854	$—	$—	$37,854

Summary of Changes in Estimated Fair Value of Level 3 Assets Measured on a Non-recurring Basis

The following table provides a summary of changes in the estimated fair value of the Company’s Level 3 assets measured on a non-recurring basis (in thousands):

Balance at December 31, 2018	$—
Initial investment in DogHero	5,000
Balance at December 31, 2019	5,000
Impairment of DogHero investment	(2,080)
Sale of DogHero investment	(2,920)
Balance at December 31, 2020	$—